UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)					(In Thousands)

	Face
	Amount	Municipal Bonds			Value

Michigan - 96.4%	$ 5,265	Allendale, Michigan, Public School District, GO, FLOATS, VRDN, Series 1937, 3.50% due 5/01/2017 (a)(c)(f)			$ 5,265

	825	Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN, Series 1997-A, 3.48% due 2/01/2027 (c)			825

	2,020	Berrien County, Michigan, Economic Development Corporation Revenue Bonds (Arlington Corp. Project), VRDN, AMT,
		3.70% due 9/01/2016 (c)			2,020

	5,000	Detroit, Michigan, GO, TAN, 4.50% due 3/01/2008			5,006

	2,500	Detroit, Michigan, Sewer Disposal Revenue Bonds, FLOATS, VRDN, Series 1441, 3.55% due 7/01/2016 (c)(e)(f)			2,500

	4,000	Detroit, Michigan, Sewer Disposal Revenue Bonds, Second Lien, VRDN, Series E, 3.74% due 7/10/2008 (c)(e)			4,000

	6,900	Detroit, Michigan, Sewer Disposal, Senior Lien Revenue Refunding Bonds, VRDN, Series C-1, 3.38% due 7/01/2027 (a)(c)			6,900

	1,000	Detroit, Michigan, Special Tax Distributable State Aid, GO, Refunding, VRDN, 5.25% due 5/01/2008 (c)(d)			1,005

	4,850	Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds, VRDN, AMT,
		Series 2007-0017, Class A, 3.57% due 12/01/2034 (b)(c)(f)			4,850

	1,800	East Jordan, Michigan, Public Schools, GO, SAN, 4.25% due 6/25/2008			1,804

	2,000	Essexville-Hampton, Michigan, Public Schools, SAN, 4.50% due 5/30/2008			2,006

	2,000	Farwell, Michigan, Area Schools, SAN, 4.25% due 8/28/2008			2,007

	4,020	Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 3.54% due 11/01/2012 (c)(d)(f)			4,020

	950	Genesee County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds (Riegle Press Inc.
		Project), VRDN, AMT, 3.58% due 8/01/2015 (c)			950

	1,400	Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation, EDR (Cornerstone University Project),
		VRDN, 3.44% due 5/01/2034 (c)			1,400

	305	Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 3.58% due 7/01/2015 (c)			305

	3,965	Hartland, Michigan, Consolidated School District, SAN, 4.25% due 8/22/2008			3,978

	1,600	Jackson County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds (American Tooling
		Center Project), VRDN, AMT, 3.70% due 6/01/2011 (c)			1,600

	4,200	Jefferson, Michigan, Schools, GO, SAN, 4% due 4/01/2008			4,207

	1,900	Lakeview, Michigan, School District (Calhoun District), GO, VRDN, Series B, 3.40% due 5/01/2032 (c)			1,900

	3,485	Macomb County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds (Aim Plastics, Inc.
		Project), VRDN, AMT, 3.58% due 6/01/2037 (c)			3,485

Portfolio Abbreviations

To simplify the listings of CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)		MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
CP	Commercial Paper		M/F	Multi-Family
CRVS	Custodial Residual and Variable Securities		PUTTERS	Puttable Tax-Exempt Receipts
EDR	Economic Development Revenue Bonds		SAN	State Aid Notes
FLOATS	Floating Rate Securities		TAN	Tax Anticipation Notes
GO	General Obligation Bonds		TRAN	Tax Revenue Anticipation Notes
HDA	Housing Development Authority		VRDN	Variable Rate Demand Notes
IDR	Industrial Development Revenue Bonds

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,700	Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Mount Clemens General
	Hospital), VRDN, Series A-1, 3.58% due 10/01/2020 (c)	$ 2,700

500	Marquette County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds (Pioneer Labs Inc.
	Project), VRDN, AMT, Series A, 3.41% due 6/01/2012 (c)	500

9,600	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds (Albion College Project),
	VRDN, 3.43% due 11/01/2036 (c)	9,600

2,400	Michigan Higher Education Student Loan Authority Revenue Bonds, FLOATS, VRDN, AMT,
	Series 1280, 3.53% due 3/01/2030 (c)(d)(f)	2,400

4,815	Michigan Higher Education Student Loan Authority Revenue Bonds, MERLOTS, VRDN, AMT,
	Series C-23, 3.55% due 3/01/2026 (c)(d)(f)	4,815

8,695	Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, PUTTERS, VRDN, AMT,
	Series 238, 3.57% due 6/01/2019 (c)(d)(f)	8,695

7,700	Michigan Municipal Bond Authority Revenue Notes, Series B-2, 4.50% due 8/20/2008	7,739

5,000	Michigan State, GO, Series A, 4% due 9/30/2008	5,039

7,100	Michigan State, HDA, CP, 3.40% due 3/05/2008	7,100

2,000	Michigan State, HDA, Limited Obligation Revenue Bonds (Woodland Meadows Project), VRDN, AMT,
	5% due 3/01/2013 (c)	2,000

5,950	Michigan State, HDA, M/F Housing Revenue Bonds (Berrien Woods III), VRDN, AMT, Series A, 3.25% due 7/01/2032 (c)	5,950

2,270	Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT, Series A, 3.59% due 9/01/2035 (c)	2,270

5,625	Michigan State, HDA, Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 2051, 3.55% due 6/01/2017 (c)(f)	5,625

4,500	Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B, 3.55% due 6/01/2030 (c)	4,500

1,500	Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B, 3.55% due 6/01/2038 (c)	1,500

6,800	Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series D, 3.05% due 9/03/2008 (c)	6,800

500	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health), VRDN,
	Series B, 3.45% due 11/15/2033 (c)	500

1,600	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System Project),
	VRDN, Series B, 3.46% due 11/15/2040 (c)	1,600

2,080	Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project), VRDN, AMT, 3.51% due 7/01/2034 (c)	2,080

4,500	Michigan State Strategic Fund, Limited Obligation, IDR (Lapeer Industries Project), VRDN, AMT,
	3.23% due 11/01/2027 (c)	4,500

1,200	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Alphi Manufacturing Inc. Project), VRDN,
	AMT, 3.63% due 5/01/2019 (c)	1,200

2,200	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Apollo Plating Inc. Project), VRDN, AMT,
	3.53% due 3/01/2022 (c)	2,200

780	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Automatic Handling Inc. Project), VRDN,
	AMT, 3.64% due 7/01/2009 (c)	780

200	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (BBPV Project), VRDN, AMT,
	Series A-2, 3.61% due 1/01/2014 (c)	200

530	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Biewer of Lansing LLC Project), VRDN, AMT,
	3.55% due 5/01/2019 (c)	530

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,335	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (C&M Manufacturing Corporation Inc. Project), VRDN,
	AMT, 3.70% due 7/01/2014 (c)	$ 2,335

725	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Chambers Enterprises II Project), VRDN, AMT,
	3.58% due 11/01/2018 (c)	725

375	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Cherry Central Co-operative Inc. Project),
	VRDN, 3.64% due 11/01/2013 (c)	375

5,290	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Coastal Container Corporation Project), VRDN, AMT,
	3.29% due 12/01/2027 (c)	5,290

2,940	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Continental Carbonic Products), VRDN, AMT,
	3.43% due 3/01/2032 (c)	2,940

900	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Detroit Symphony Orchestra Project), VRDN,
	Series B, 3.53% due 6/01/2031 (c)	900

9,000	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Dowding Machining LLC Project), VRDN,
	AMT, 3.51% due 11/01/2029 (c)	9,000

2,000	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Drake Enterprises Inc. Project), VRDN, AMT,
	3.75% due 6/01/2015 (c)	2,000

3,220	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Environmental Quality Company Project), VRDN, AMT,
	3.58% due 5/01/2026 (c)	3,220

2,745	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (FMS Walker LLC Project), VRDN, AMT,
	3.53% due 7/01/2029 (c)	2,745

1,915	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Forest City Technologies), VRDN, AMT,
	3.54% due 9/01/2015 (c)	1,915

1,400	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Glastender Inc. Project), VRDN, AMT,
	3.75% due 12/01/2010 (c)	1,400

2,475	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Golden Keys Development LLC Project), VRDN, AMT,
	3.70% due 3/01/2018 (c)	2,475

2,650	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Goodwill Industries of Northern Michigan),
	VRDN, 3.65% due 10/01/2027 (c)	2,650

3,500	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Henry Ford Museum Village Project), VRDN,
	3.50% due 12/01/2033 (c)	3,500

675	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Imperial Metal Products Company Project), VRDN, AMT,
	3.54% due 7/01/2020 (c)	675

385	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Inalfa-Hollandia Inc. Project), VRDN, AMT,
	3.58% due 5/01/2016 (c)	385

1,170	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Innotec Corporation Project), VRDN, AMT,
	3.54% due 9/01/2034 (c)	1,170

1,000	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Jo-Mar Family LLC/Troy Tube and Manufacturing
	Company Project), VRDN, AMT, 3.53% due 12/01/2026 (c)	1,000

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 900	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Karona Inc. Project), VRDN, AMT,
	3.59% due 12/01/2015 (c)	$ 900

1,420	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kerkstra Precast Inc. Project), VRDN, AMT,
	3.58% due 5/01/2025 (c)	1,420

735	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (M&P Capital LLC Project), VRDN, AMT,
	Series A, 3.53% due 6/01/2034 (c)	735

975	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool Holdings Co. Project), VRDN,
	AMT, Series A, 3.59% due 6/01/2025 (c)	975

1,550	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill Tool Holdings Co. Project), VRDN,
	AMT, Series B, 3.59% due 6/01/2025 (c)	1,550

1,600	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Morrell Inc. Project), VRDN, AMT,
	3.58% due 5/01/2022 (c)	1,600

2,000	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (PS Business Acquisition), VRDN, AMT,
	3.20% due 12/01/2031 (c)	2,000

2,300	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Park Realty LLC), VRDN, AMT,
	Series A, 3.58% due 9/01/2026 (c)	2,300

2,050	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Partalis Properties Project), VRDN, AMT,
	3.62% due 10/01/2028 (c)	2,050

700	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT,
	3.49% due 9/01/2012 (c)	700

4,895	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Plascore Inc. Project), VRDN, AMT,
	3.75% due 3/01/2032 (c)	4,895

1,270	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (RS Development LLC Project), VRDN, AMT,
	3.53% due 8/01/2023 (c)	1,270

2,400	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Richwood Industries Inc. Project), VRDN,
	AMT, 3.75% due 9/01/2030 (c)	2,400

3,440	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Riverwalk Properties LLC Project), VRDN,
	AMT, 3.58% due 8/01/2021 (c)	3,440

4,800	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Skyway Precision, Inc. Project), VRDN, AMT,
	3.53% due 3/01/2023 (c)	4,800

5,400	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (SureFil Properties LLC Project), VRDN, AMT,
	3.75% due 4/01/2032 (c)	5,400

535	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (TEI Investments LLC), VRDN, AMT,
	3.58% due 2/01/2022 (c)	535

200	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Thermo-Forms, Inc. Project), VRDN, AMT,
	3.60% due 11/01/2023 (c)	200

1,530	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ultra Aluminum Manufacturing, Inc. Project), VRDN,
	AMT, 3.53% due 7/01/2028 (c)	1,530

3,700	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Universal Forest Products Project), VRDN,
	AMT, 3.60% due 12/01/2022 (c)	3,700

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

	$ 1,300	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Vector Investments LLC Project), VRDN,
		AMT, 3.41% due 2/01/2020 (c)	$ 1,300

	2,000	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (WDKK Development LLC Project), VRDN,
		AMT, 3.58% due 1/01/2024 (c)	2,000

	200	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Whitehall Industries), VRDN, AMT,
		Series A-6, 3.61% due 1/01/2014 (c)	200

	3,500	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (G. A. Richards Company Project), VRDN,
		AMT, 3.75% due 8/01/2031 (c)	3,500

	3,115	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Jedco Inc. Project), VRDN, AMT,
		3.75% due 11/01/2015 (c)	3,115

	1,315	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Sintel, Inc. Project), VRDN, AMT,
		3.53% due 10/01/2030 (c)	1,315

	2,295	Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project), VRDN, AMT,
		3.53% due 5/01/2027 (c)	2,295

	3,000	Michigan State University Revenue Bonds, PUTTERS, VRDN, Series 1846, 3.50% due 2/15/2029 (c)(d)(f)	3,000

	500	Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds
		(Easom Automation System Project), VRDN, AMT, 3.54% due 11/01/2029 (c)	500

	3,055	Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds
		(Marian High School Inc. Project), VRDN, 3.23% due 5/01/2037 (c)	3,055

	2,000	Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue Bonds
		(Schain Mold & Engineering), VRDN, AMT, 3.70% due 4/01/2021 (c)	2,000

	2,700	Oakland County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding Bonds
		(Pratt & Miller Engineering), VRDN, AMT, 3.58% due 10/01/2029 (c)	2,700

	1,500	Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT, 3.75% due 9/01/2019 (c)	1,500

	1,910	Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat Treating Project), VRDN, AMT,
		3.59% due 2/01/2010 (c)	1,910

	1,000	Saline, Michigan, Area Schools, GO, VRDN, 6% due 5/01/2008 (c)(e)	1,007

	1,365	Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies LLC Project), VRDN,
		AMT, 3.53% due 10/01/2028 (c)	1,365

	4,000	Sturgis, Michigan, Public School District, GO, Refunding, PUTTERS, VRDN, Series 728, 3.51% due 5/01/2015 (c)(e)(f)	4,000

	1,000	Traverse City, Michigan, Area Public Schools, GO, Refunding, VRDN, 4.35% due 5/01/2008 (c)(e)	1,003

	5,665	UBS Municipal CRVS Trust, Parchment, Michigan, School District, GO, FLOATS, VRDN,
		Series 07-1017, 3.50% due 5/01/2015 (a)(c)(f)	5,665

	6,500	Waterford, Michigan, School District, GO, SAN, 3.60% due 9/26/2008	6,512

Puerto Rico - 3.1%	7,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	7,034

	2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, PUTTERS, VRDN, Series 164, 3.52% due 7/01/2010 (a)(c)(f)	2,000

		Total Investments (Cost - $294,932*) - 99.5%	294,932
		Other Assets Less Liabilities - 0.5%	1,569

		Net Assets - 100.0%	$ 296,501

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)

* Cost for federal income tax purposes.

(a)	FSA Insured.

(b)	MBIA Insured.

(c)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(d)	AMBAC Insured.

(e)	FGIC Insured.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008